DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments at December 31, 2017 and 2016 were as follows:

	As of December 31,
	2017	2016

Contracts with positive fair value
Interest rate swap contracts	302	—
Foreign exchange contracts	2,002	316

	2,304	316

Contracts with negative fair value
Interest rate swap contracts	—	(257)
Foreign exchange contracts	(6,001)	(30)

	(6,001)	(287)

Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt. As of December 31, 2017, most of the Company’s long-term borrowings were at variable rates.
During 2012 and 2013, Tenigal entered into several forward starting interest rate swap agreements in order to fix the interest rate to be paid over an aggregate amount of USD 100 million, at an average rate of 1.92%. These agreements are effective from July 2014, will due on July 2022 and have been accounted for as cash flow hedges. As of December 31, 2017, the after-tax cash flow hedge reserve related to these agreements amounted to USD 0.6 million.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2015	(566)	170	(396)

(Decrease) / Increase	(179)	54	(125)
Reclassification to income statement	820	(246)	574

At December 31, 2016	75	(22)	53

(Decrease) / Increase	363	3	366
Reclassification to income statement	372	(110)	262

At December 31, 2017	810	(129)	681

The gross amount of the pre-tax reserve recorded in other comprehensive income at December 31, 2017 (amounting to a gain of USD 0.7 million) is expected to be reclassified to the income statements in accordance to the payments of interests in connection with the borrowings hedged by these derivative contracts, during 2018 and up to the end of the life of the borrowing in 2022.
(b) Foreign exchange contracts
From time to time, Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the USD, in accordance with the Company’s policy for derivative instruments.
During 2017, 2016 and 2015, Prosid Investments entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated by Ternium Argentina’s debt in ARS. As of December 31, 2017, the notional amount on these agreements amounted to USD 324.7 million.
Furthermore, during 2017, 2016 and 2015, Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.) has entered into non-deliverable forward agreements to manage the exposure of certain trade receivables denominated in its local currency. As of December 31, 2017, the notional amounts on these agreements amounted to USD 22.0 million.
As part of the acquisition of the subsidiary in Brazil, the Company maintained several non-deliverable forward agreements which were entered into to manage the exchange rate exposure generated by financial debt in BRL. As of December 31, 2017, the outstanding notional amounts in USD are offset on these agreements.
During December 2017, Ternium Mexico entered into a forward agreement in order to manage the exchange rate exposure generated by future payables in EUR related to the investment plan. As of December 31, 2017, the notional amount on this agreement amounted to USD 46.7 million.

The net fair values of the exchange rate derivative contracts as of December 31, 2017 and December 31, 2016 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2017	2016

ARS/USD	ND Forward - Buy ARS	6.4 billion ARS	(6,534)	316
ARS/USD	ND Forward - Sell ARS	187.0 million ARS	533	—
COP/USD	ND Forward - Sell COP	65.7 billion COP	17	—
EUR/USD	ND Forward - Buy EUR	39.0 million EUR	224	—
BRL/USD	ND Forward - Buy BRL	67.2 million BRL	1,514	—
BRL/USD	ND Forward - Sell BRL	61.1 million BRL	247	—
EUR/USD	ND Forward - Sell EUR	5.3 million EUR	—	(30)

			(3,999)	286
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; USD: US dollars; BRL: Brazilian real.